Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2020
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision
The following rates were used in the calculation of the provision:

	2020	2019	2018
	%	%	%

South African operations
Inflation rate
- short term (Year 1 and Year 2)	4.50	5.25	5.50
- long term (Year 3 onwards)	5.00	5.25	5.50
Discount rates
- 12 months	3.90	6.50	6.70
- one to five years	5.55	6.85	7.00
- six to nine years	8.20	8.50	8.20
- ten years or more	10.95	9.60	8.60

PNG operations:
Inflation rate	6.28	5.00	6.00
Discount rate	5.50	6.25	6.25

Reconciliation of the Total Liability for Environmental Rehabilitation
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	3 054	3 309
Change in estimate - Balance sheet[1]	(48)	(439)
Change in estimate - Income statement	47	33
Utilisation of provision	(47)	(86)
Time value of money and inflation component of rehabilitation costs	194	208
Transfer	—	37
Translation	208	(8)

Balance at end of year	3 408	3 054
1 In 2019 the biggest contributor was Moab Khotsong where a decrease of R240 million was recognised while movement in 2020 is minimal.

The following is a reconciliation of the total provision for the silicosis settlement:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	942	925
Change in estimate	36	(62)
Time value of money and inflation component	69	79
Payments to Tshiamso Trust and claimant attorneys	(155)	—

Balance at end of year	892	942

Current portion of silicosis settlement provision	175	—
Non-current portion of silicosis settlement provision	717	942

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in the current monetary terms, is as follows:

	SA Rand
Figures in million	2020	2019

Future net undiscounted obligation

Ultimate estimated rehabilitation cost	4 600	4 139
Amounts invested in environmental trust funds (refer to note 16)	(3 513)	(3 273)

Total future net undiscounted obligation	1 087	866